UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1.	Schedule of Investments

Thrivent Financial Securities Lending Trust

Schedule of Investments as of January 30, 2009

(unaudited)

Principal Amount	Commercial Paper (52.1%)[a]	Value
Consumer Cyclical (2.3%)
	Toyota Credit Puerto Rico
$10,000,000	2.700%, 3/23/2009	$9,963,250
	Wal-Mart Funding Corporation
30,000,000	0.350%, 2/10/2009	29,997,667

	Total Consumer Cyclical	39,960,917

Energy (1.7%)
	Total Capital
30,000,000	0.300%, 3/5/2009	29,992,250

	Total Energy	29,992,250

Finance (31.1%)
	Barton Capital Corporation
13,100,000	1.150%, 2/2/2009[b]	13,100,000
10,000,000	0.450%, 4/17/2009[b]	9,990,750
	Bryant Park Funding, LLC
30,000,000	0.850%, 3/16/2009[b]	29,970,250
4,665,000	0.400%, 3/23/2009[b]	4,662,460
	Chariot Funding, LLC
30,000,000	0.300%, 2/27/2009[b]	29,993,750
30,000,000	0.450%, 3/5/2009[b]	29,988,375
8,098,000	0.400%, 3/20/2009	8,093,861
	Falcon Asset Securitization Corporation
30,000,000	0.400%, 3/13/2009	29,987,000
	Kitty Hawk Funding Corporation
30,000,000	0.450%, 3/17/2009[b]	29,983,875
30,000,000	0.450%, 3/20/2009[b]	29,982,750
	Old Line Funding Corporation
15,000,000	2.600%, 2/20/2009[b]	14,980,500
	Park Avenue Receivables Corporation
11,969,000	1.450%, 2/2/2009[b]	11,969,000
30,000,000	0.400%, 3/23/2009[b]	29,983,667
	Parker-Hannifin Corporation
15,000,000	0.150%, 2/5/2009	14,999,813
10,000,000	0.150%, 2/6/2009	9,999,833
12,215,000	0.400%, 3/2/2009	12,211,200
	Ranger Funding Company, LLC
30,000,000	1.250%, 3/18/2009[b]	29,954,167
15,000,000	0.500%, 4/9/2009[b]	14,986,250
	Societe Generale NA
85,380,000	0.150%, 2/2/2009	85,379,999
	Thunder Bay Funding, Inc.
30,010,000	0.250%, 2/12/2009[b]	30,007,915
10,638,000	1.500%, 3/13/2009[b]	10,620,713
	Yorktown Capital, LLC
15,000,000	0.400%, 3/6/2009[b]	14,994,667
30,000,000	0.500%, 4/6/2009[b]	29,973,750
10,000,000	0.650%, 5/14/2009[b]	9,981,764

	Total Finance	535,796,309

U.S. Government (17.0%)
	Federal Home Loan Bank Discount Notes
5,221,000	0.120%, 3/6/2009	5,220,443
25,000,000	0.120%, 3/23/2009	24,995,917
30,000,000	0.310%, 4/20/2009	29,980,108
	Federal Home Loan Mortgage Corporation Discount Notes
8,000,000	1.000%, 3/19/2009	7,990,000
21,290,000	0.250%, 3/27/2009	21,282,164
17,909,000	0.300%, 3/30/2009	17,900,642

Principal Amount	Commercial Paper (52.1%)[a]	Value
U.S. Government (17.0%) - continued
$4,300,000	0.276%, 4/8/2009	$4,297,857
25,000,000	0.260%, 5/1/2009	24,984,111
17,123,000	0.390%, 5/6/2009	17,105,749
30,000,000	0.370%, 5/18/2009	29,967,625

15,000,000	0.420%, 6/22/2009	14,975,500
30,000,000	0.480%, 6/24/2009	29,943,200
15,000,000	0.420%, 6/22/2009	14,975,500
30,000,000	0.480%, 6/24/2009	29,943,200
12,970,000	0.480%, 6/30/2009	12,944,406
10,000,000	0.510%, 7/27/2009	9,975,208
15,000,000	0.560%, 9/1/2009	14,950,767
	Federal National Mortgage Association Discount Notes
7,200,000	1.050%, 2/9/2009	7,198,530
9,850,000	1.080%, 2/20/2009	9,844,681
10,000,000	0.540%, 9/8/2009	9,967,300

	Total U.S. Government	293,524,208

	Total Commercial Paper	899,273,684

Principal Amount	U.S. Government (1.5%)[a]	Value
	Federal Home Loan Banks
10,000,000	3.750%, 8/18/2009	10,163,890
	Federal Home Loan Mortgage Corporation
15,700,000	5.000%, 6/11/2009	15,951,633

	Total U.S. Government	26,115,523

Principal Amount	Variable Rate Notes (45.5%)[a]	Value
Banking-Domestic (15.6%)
	Bank of America Corporation
10,000,000	2.906%, 2/6/2009[c]	10,000,000
	Bank of America NA
15,000,000	1.625%, 4/3/2009[c]	15,000,000
	Barclays Bank plc NY
10,000,000	2.685%, 2/11/2009[c]	10,000,000
	Bear Stearns & Company, Inc.
10,000,000	1.558%, 3/30/2009[b,c]	9,991,479
	Branch Banking and Trust Company
10,000,000	2.610%, 3/4/2009[b,c]	10,000,000
	Deutsche Bank AG/NY
20,000,000	1.735%, 3/23/2009[b,c]	20,000,000
	Rabobank Nederland NV/NY
35,000,000	2.129%, 2/13/2009[c,d]	35,000,001
	Royal Bank of Canada NY
10,000,000	1.735%, 4/1/2009[c]	10,000,000
	U.S. Bank NA
30,000,000	0.573%, 2/2/2009[c]	30,000,000
	Wachovia Bank
10,000,000	1.635%, 4/6/2009[b,c]	10,000,000
	Wells Fargo & Company
30,000,000	0.443%, 2/2/2009[c]	29,968,761
20,000,000	0.496%, 2/3/2009[c]	20,003,900
35,000,000	0.509%, 2/18/2009[c]	35,000,000
	Wells Fargo Bank NA
25,000,000	0.536%, 2/5/2009[c]	25,000,000

	Total Banking-Domestic	269,964,141

Banking-Foreign (4.6%)
	Deutsche Bank NY
25,000,000	2.323%, 2/23/2009[c]	24,988,409
	ING Bank NV
10,000,000	1.716%, 3/26/2009[c,d]	10,000,000

Principal Amount	Variable Rate Notes (45.5%)[a]	Value
Banking-Foreign (4.6%) - continued
	Royal Bank of Canada
$15,000,000	2.449%, 2/17/2009[c,d]	$15,000,000
	Societe Generale
10,000,000	2.620%, 3/4/2009[c,d]	10,000,000
	Svenska Handelsbanken AB
20,000,000	1.509%, 4/27/2009[c,d]	20,000,000

	Total Banking-Foreign	79,988,409

Consumer Cyclical (7.2%)
	American Honda Finance Corporation
10,000,000	2.989%, 2/5/2009[c,d]	10,000,000
25,000,000	2.989%, 2/5/2009[c,d]	25,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Thrivent Financial Securities Lending Trust

Schedule of Investments as of January 30, 2009

(unaudited)

10,000,000	1.290%, 4/14/2009[c,d]
	Toyota Motor Credit Corporation
30,000,000	0.670%, 2/2/2009[c]	30,000,000
25,000,000	0.730%, 2/2/2009[c]	25,000,000
25,000,000	0.730%, 2/2/2009[c]	25,000,000

	Total Consumer Cyclical	125,000,000

Consumer Non-Cyclical (0.7%)
	Procter & Gamble Company
12,000,000	2.216%, 3/9/2009[c]	12,000,000

	Total Consumer Non-Cyclical	12,000,000

Finance (6.4%)
	General Electric Capital Corporation
30,000,000	0.463%, 2/2/2009[c]	30,001,044
25,000,000	0.446%, 2/9/2009[c]	25,000,000
25,000,000	0.429%, 2/24/2009[c]	25,000,000
	Procter & Gamble International Funding SCA
30,000,000	2.459%, 2/19/2009[c]	30,047,418

	Total Finance	110,048,462

Insurance (0.9%)
	Allstate Life Global Funding Trust
15,000,000	1.775%, 3/20/2009[c]	15,000,000

	Total Insurance	15,000,000

U.S. Government (10.1%)
	Federal Home Loan Banks
30,000,000	0.510%, 2/2/2009[c]	30,000,000
30,000,000	0.595%, 2/2/2009[c]	30,000,000
15,000,000	0.750%, 2/2/2009[c]	15,000,000
30,000,000	0.780%, 2/2/2009[c]	30,000,000
10,000,000	0.485%, 2/21/2009[c]	10,000,000
	Federal Home Loan Mortgage Corporation
10,000,000	0.780%, 2/2/2009[c]	10,000,000
10,000,000	0.336%, 2/9/2009[c]	9,997,596
10,000,000	0.329%, 2/18/2009[c]	9,990,489
30,000,000	0.335%, 2/23/2009[c]	29,989,313

	Total U.S. Government	174,977,398

	Total Variable Rate Notes	786,978,410

	Total Investments (at amortized cost) 99.1%	$1,712,367,617

	Other Assets and Liabilities, Net 0.9%	15,217,263

	Total Net Assets 100.0%	$1,727,584,880

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2009, the value of these investments was $135,000,001 or 7.8% of total net assets.

Cost for federal income tax purposes	$ 1,712,367,617

The following table is a summary of the inputs used, as of January 30, 2009, in valuing the Securities Lending Trust’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Level	Investments in Securities	Other Financial Instruments*
Level 1	$–	$–
Level 2	1,712,367,617	–
Level 3	–	–

Totals (Level 1,2,3)	$1,712,367,617	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Notes to Schedule of Investments

As of January 30, 2009

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

In September 2006, the FASB issued FASB Statement No. 157 – Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Options – The Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. Risks of loss may exceed amounts recognized on an open position.

Financial Futures Contracts – The Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is

3

Notes to Schedule of Investments

As of January 30, 2009

(unaudited)

either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin on a given open position.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on an open position. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. Periodic payments are recorded as realized gains or losses. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Trust’s custodian, or a third party, in connection with these agreements.

Credit Default Swaps – A credit default swap is an agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection.

The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static portfolios of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information as of January 30, 2009.

Total Rate of Return Swaps – A total rate of return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total rate of return swaps provide the Funds with the additional flexibility of gaining exposure to a market or securities index by using the most cost-effective vehicle available.

Interest Rate Swaps – An interest rate swap is an agreement between two parties to exchange cash flows based on the difference between two interest rates. Typically, one party pays a fixed-rate for a specific period while the other pays a variable-rate based on an underlying index for the same period. Interest rate swaps allow the Funds to manage exposure to interest rate fluctuations.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

4

Item 2.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 30, 2009	THRIVENT FINANCIAL SECURITIES LENDING TRUST

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 30, 2009	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: March 30, 2009	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer